Business Combinations - Acquisition of Certain Assets and Liabilities of First Federal Bank of Florida - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2015 USD ($) Branch_office	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Deposits acquired in acquisition						$ 225,927,000
Loans acquired in acquisition						179,408,000
Acquisition related expenses		$ 95,000	$ 863,000	$ 95,000	$ 1,121,000	$ 1,501,000
First Federal Bank of Florida [Member]
Business Acquisition [Line Items]
Number of branch offices | Branch_office	2
Deposits acquired in acquisition	$ 47,000,000
Loans acquired in acquisition	7,900,000
Acquisition related expenses	$ 171,000